Intangible Assets Including Goodwill (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in Goodwill Balances
Beginning Balance	$ 30,556	$ 31,184
Goodwill Additions	2,590	442
Purchase Price Adjustments	(3)	4
Divestitures	(26)	(183)
Foreign Currency Translation and Other Adjustments	(1,096)	(891)
Ending Balance	32,021	30,556
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0	0
Cognitive Solutions
Changes in Goodwill Balances
Beginning Balance	15,156	15,244
Goodwill Additions	1,020	311
Purchase Price Adjustments	(2)	(12)
Divestitures	(18)	(14)
Foreign Currency Translation and Other Adjustments	(535)	(372)
Ending Balance	15,621	15,156
Global Business Services
Changes in Goodwill Balances
Beginning Balance	4,555	4,855
Goodwill Additions	74
Purchase Price Adjustments	0	0
Divestitures	(1)	(52)
Foreign Currency Translation and Other Adjustments	(232)	(248)
Ending Balance	4,396	4,555
Technology Services & Cloud Platforms
Changes in Goodwill Balances
Beginning Balance	9,373	9,485
Goodwill Additions	1,087	131
Purchase Price Adjustments	(1)	16
Divestitures	(7)	(8)
Foreign Currency Translation and Other Adjustments	(296)	(252)
Ending Balance	10,156	9,373
Systems
Changes in Goodwill Balances
Beginning Balance	1,472	1,601
Goodwill Additions	410
Purchase Price Adjustments	0
Divestitures		(110)
Foreign Currency Translation and Other Adjustments	(33)	(19)
Ending Balance	$ 1,848	$ 1,472